Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001109957
Cullen Enhanced Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Enhanced Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Enhanced Equity Income Fund (the “Enhanced Equity Income Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Equity Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Enhanced Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when the Enhanced Equity Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Enhanced Equity Income Fund’s performance. Further, by writing covered call options, the Fund’s portfolio securities are susceptible to being called by the holder of the option, thereby creating a likelihood of additional portfolio turnover. During the most recent fiscal period, the Enhanced Equity Income Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Enhanced Equity Income Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Enhanced Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year, and that the Enhanced Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Enhanced Equity Income Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment). As a point of comparison, a high dividend common stock that the Enhanced Equity Income Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the S&P 500 ® Index.

The Enhanced Equity Income Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. In addition to seeking high dividend yield, the Adviser employs a “value” style investing approach, which means that it selects stocks for the portfolio by screening for securities with low price-to-earnings ratios but that possess above-average earnings and dividend growth potential. For securities that meet such screening criteria, the Adviser will conduct fundamental research on the underlying company. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Enhanced Equity Income Fund, in order to generate additional portfolio income, will selectively write covered call options, on a target range of between 25-40% of the underlying equity securities owned by the Enhanced Equity Income Fund. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Enhanced Equity Income Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Enhanced Equity Income Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depositary Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Enhanced Equity Income Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Enhanced Equity Income Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Enhanced Equity Income Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Enhanced Equity Income Fund’s major risks are those of investing in the stock market, which can mean that the Enhanced Equity Income Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Enhanced Equity Income Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Enhanced Equity Income Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Enhanced Equity Income Fund’s shares. As a result, you could lose money investing in the Enhanced Equity Income Fund.

Options or Covered Call Writing. The market price of the covered call options will, in most instances, move in conjunction with the price of the underlying respective equity security. However, if the security rises in value and the covered call option is exercised, the Enhanced Equity Income Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, which may include options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Medium-Capitalization Companies Risk. The Enhanced Equity Income Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Enhanced Equity Income Fund’s portfolio.

Large-Capitalization Companies Risk . The Enhanced Equity Income Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Enhanced Equity Income Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Enhanced Equity Income Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the Enhanced Equity Income Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the Enhanced Equity Income Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Market Disruptions Risk; Sovereign Debt Crises Risks. Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk .   The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), enacted in July 2010. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission proposed a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Enhanced Equity Income Fund involves risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is available for the Enhanced Equity Income Fund because it has not yet completed a full calendar year of operations. In the future, the Enhanced Equity Income Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Enhanced Equity Income Fund by comparing the Enhanced Equity Income Fund’s performance with a broad measure of market performance and by showing changes in the Enhanced Equity Income Fund’s performance from year to year. Updated performance information will be available at www.cullenfunds.com .

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Enhanced Equity Income Fund because it has not yet completed a full calendar year of operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Cullen Enhanced Equity Income Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.37%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.63%
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	$ 1,649	[3]
Cullen Enhanced Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.56%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.57%
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.81%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	$ 179
3 Years	rr_ExpenseExampleYear03	$ 1,887	[3]
Cullen Enhanced Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.56%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.57%
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.81%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	$ 1,616	[3]

[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Enhanced Equity Income Fund within seven (7) days of purchase. The redemption fee is payable to the Enhanced Equity Income Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Enhanced Equity Income Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[2]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees & Expenses (“AFFE”), interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Enhanced Equity Income Fund, through October 31, 2017 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Enhanced Equity Income Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Fund Operating Expenses may not be terminated by either the Enhanced Equity Income Fund or the Adviser prior to the Termination Date.
[3]	The Expense Example amounts assume that the expense waiver and reimbursement agreement remains in effect only through October 31, 2017. Thus, the 3 year example reflects the expense waiver and reimbursement only for the first year.